UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/09

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 8/10/09
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $226,707  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                          Market Value
Other    Voting
Issuer                               Class    Cusip       x 1000
DiscretiQuantity  Managers Authority

ABBOTT LABORATORIES CMN              COMMON   002824100      5431.2384
Sole      115460  None     Sole
ALTRIA GROUP, INC. CMN               COMMON   00209S103         44.253
Sole        2700  None     Sole
AMERICAN STATES WATER CO CMN         COMMON   29899101         187.056
Sole        5400  None     Sole
APPLE, INC. CMN                      COMMON   037833100         14.243
Sole         100  None     Sole
AQUA AMERICA INC CMN                 COMMON   03836W103      372.91014
Sole       20832  None     Sole
AUTOMATIC DATA PROCESSING, INC       COMMON   053015103         92.144
Sole        2600  None     Sole
BAXTER INTERNATIONAL INC CMN         COMMON   071813109        3071.68
Sole       58000  None     Sole
BERKSHIRE HATHAWAY INC CL-A (D       COMMON   084670108             90
Sole           1  None     Sole
BERKSHIRE HATHAWAY INC. CLASS        COMMON   084670207      356.17479
Sole         123  None     Sole
BOARDWALK PIPELINE PARTNERS LP       COMMON   096627104        1264.48
Sole       56000  None     Sole
BP P.L.C. SPONSORED ADR CMN          COMMON   055622104      10146.304
Sole      212800  None     Sole
BRISTOL-MYERS SQUIBB COMPANY C       COMMON   110122108      10274.829
Sole      505900  None     Sole
BUCKEYE GP HOLDINGS L.P. CMN         COMMON   118167105         283.92
Sole       14000  None     Sole
BUCKEYE PARTNERS LP UNITS CMN        COMMON   118230101       1520.465
Sole       35500  None     Sole
CALIFORNIA WATER SERVICE GROUP       COMMON   130788102        139.992
Sole        3800  None     Sole
CATERPILLAR INC (DELAWARE) CMN       COMMON   149123101      1982.7304
Sole       60010  None     Sole
CELGENE CORPORATION CMN              COMMON   151020104         191.36
Sole        4000  None     Sole
CHEVRON CORPORATION CMN              COMMON   166764100      2143.1875
Sole       32350  None     Sole
COACH INC CMN                        COMMON   189754104       4308.864
Sole      160300  None     Sole
COCA-COLA COMPANY (THE) CMN          COMMON   191216100         0.9598
Sole          20  None     Sole
CONNECTICUT WATER SVC CMN            COMMON   207797101          86.76
Sole        4000  None     Sole
CONSOLIDATED EDISON INC CMN          COMMON   209115104        9.46726
Sole         253  None     Sole
COVIDIEN PLC CMN                     COMMON   G2552X108       1583.712
Sole       42300  None     Sole
DUNCAN ENERGY PARTNERS L.P. CM       COMMON   265026104         452.76
Sole       28000  None     Sole
EL PASO PIPELINE PARTNERS, L.P       COMMON   283702108         736.26
Sole       42000  None     Sole
ELI LILLY & CO CMN                   COMMON   532457108       8396.736
Sole      242400  None     Sole
EMERSON ELECTRIC CO. CMN             COMMON   291011104          194.4
Sole        6000  None     Sole
ENBRIDGE ENERGY MGMT, LLC CMN        COMMON   29250X103         644.38
Sole       17776  None     Sole
ENBRIDGE ENERGY PARTNERS L P C       COMMON   29250R106        767.742
Sole       19900  None     Sole
ENTERPRISE PRODUCTS PART L.P C       COMMON   293792107     1282.73902
Sole       51433  None     Sole
EXXON MOBIL CORPORATION CMN          COMMON   30231G10            6991
Sole      100000  None     Sole
GENERAL ELECTRIC CO CMN              COMMON   369604103       6488.192
Sole      553600  None     Sole
GOLDMAN SACHS GROUP, INC.(THE)       COMMON   38141G104         29.488
Sole         200  None     Sole
GOOGLE, INC. CMN CLASS A             COMMON   38259P508      319.56522
Sole         758  None     Sole
HARTFORD FINANCIAL SRVCS GROUP       COMMON   416515104       163.2125
Sole       13750  None     Sole
HOSPIRA, INC. CMN                    COMMON   441060100      3300.7788
Sole       85690  None     Sole
JAMBA,INC. CMN                       COMMON   47023A101             33
Sole       27500  None     Sole
JOHNSON & JOHNSON CMN                COMMON   478160104        9820.72
Sole      172900  None     Sole
KIMBERLY CLARK CORP CMN              COMMON   494368103       6312.572
Sole      120400  None     Sole
KINDER MORGAN ENERGY PARTNERS,       COMMON   494550106     5130.45432
Sole      100361  None     Sole
KINDER MORGAN MANAGEMENT, LLC        COMMON   49455U100     5801.00242
Sole      128426  None     Sole
KRAFT FOODS INC CMN CLASS A          COMMON   50075N104       22.27386
Sole         879  None     Sole
MAGELLAN MIDSTREAM PARTNERS LP       COMMON   559080106       1480.776
Sole       42600  None     Sole
MEDCO HEALTH SOLUTIONS, INC. C       COMMON   58405U102    11240.40206
Sole      246446  None     Sole
MICROSOFT CORPORATION CMN            COMMON   594918104      238.36556
Sole       10028  None     Sole
MIDDLESEX WATER CO CMN               COMMON   596680108        96.3237
Sole        6666  None     Sole
NIKE CLASS-B CMN CLASS B             COMMON   654106103         2.0712
Sole          40  None     Sole
NORFOLK SOUTHERN CORPORATION C       COMMON   655844108        42.9438
Sole        1140  None     Sole
ONEOK PARTNERS, L.P. LIMITED P       COMMON   68268N103        1144.75
Sole       25000  None     Sole
PEPSICO INC CMN                      COMMON   713448108        142.896
Sole        2600  None     Sole
PFIZER INC. CMN                      COMMON   717081103          14580
Sole      972000  None     Sole
PHILIP MORRIS INTL INC CMN           COMMON   718172109       5031.567
Sole      115350  None     Sole
PLAINS ALL AMERICAN PIPELINE L       COMMON   726503105        1412.66
Sole       33200  None     Sole
PROCTER & GAMBLE COMPANY (THE)       COMMON   742718109     12951.1417
Sole      253447  None     Sole
SIGMA-ALDRICH CORPORATION CMN        COMMON   826552101       6233.409
Sole      125775  None     Sole
STANDARD & POORS DEP RCPTS SPD       COMMON   78462F10        197.6925
Sole        2150  None     Sole
STATE STREET CORPORATION (NEW)       COMMON   857477103         396.48
Sole        8400  None     Sole
STD & PRS 400 MID-CAP DEP RCPT       COMMON   59563510           236.7
Sole        2250  None     Sole
SUNOCO LOGISTICS PARTNERS LP C       COMMON   86786L108        748.236
Sole       13800  None     Sole
TARGA RESOURCES PARTNERS LP CM       COMMON   87611X105         152.57
Sole       11000  None     Sole
TC PIPELINES, L.P. CMN               COMMON   87233Q108       2793.637
Sole       80300  None     Sole
TEPPCO PARTNERS L.P. UNITS REP       COMMON   872384102       1142.145
Sole       38250  None     Sole
TOOTSIE ROLL & IND. CMN              COMMON   890516107        0.63532
Sole          28  None     Sole
TOOTSIE ROLL INDS INC CL-B CMN       COMMON   89051620         17.3025
Sole         769  None     Sole
WALT DISNEY COMPANY (THE) CMN        COMMON   254687106      4735.0568
Sole      202960  None     Sole
WILLIAMS PARTNERS L. P. CMN          COMMON   96950F104        485.814
Sole       26900  None     Sole
WILLIAMS PIPELINE PARTNERS L.P       COMMON   96950K103        299.796
Sole       16600  None     Sole
WILLIAMS-SONOMA, INC. CMN            COMMON   969904101    55458.25432
Sole     4672136  None     Sole
WYETH CMN                            COMMON   983024100        122.553
Sole        2700  None     Sole
ZIMMER HLDGS INC CMN                 COMMON   98956P102      4838.9766
Sole      113591  None     Sole

                                                           226707.1615